MORTGAGES PAYABLE (Details) - Schedule of interest expense, net of capitalized interest - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Debt Disclosure [Abstract]
Interest expense	$ (152,009)	$ (221,902)
Capitalized interest	84,265	85,610
Interest expense, net of capitalized interest	$ (67,744)	$ (136,292)